John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 47.3%				$1,130,941,794
(Cost $1,179,992,794)
U.S. Government 17.5%				418,309,304
U.S. Treasury
Bond	2.250	02-15-52	11,535,000	8,224,545
Bond	3.000	08-15-52	140,930,000	118,469,269
Bond	3.375	08-15-42	37,481,000	33,744,613
Bond	3.375	11-15-48	11,535,000	10,320,671
Bond	3.875	02-15-43	12,126,000	11,764,115
Bond	4.000	11-15-42	75,357,000	74,285,518
Bond	4.000	11-15-52	53,663,000	54,618,872
Note	3.500	02-15-33	38,222,000	36,961,868
Note	3.875	01-15-26	624,000	613,275
Note	4.000	02-29-28	57,404,000	56,977,954
Note	4.500	11-30-24	3,166,000	3,143,121
Note	4.625	02-28-25	9,215,000	9,185,483
U.S. Government Agency 29.8%				712,632,490
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.000	08-01-37	3,796,657	3,708,374
15 Yr Pass Thru	4.000	08-01-37	2,312,442	2,257,227
15 Yr Pass Thru	4.000	08-01-37	3,306,291	3,225,279
15 Yr Pass Thru	4.500	12-01-37	1,413,189	1,394,457
15 Yr Pass Thru	4.500	02-01-38	9,515,629	9,389,495
30 Yr Pass Thru	2.500	08-01-51	6,923,072	5,914,489
30 Yr Pass Thru	2.500	11-01-51	5,349,527	4,566,841
30 Yr Pass Thru	2.500	12-01-51	1,806,897	1,532,226
30 Yr Pass Thru	3.000	03-01-43	286,369	261,623
30 Yr Pass Thru	3.000	03-01-43	2,229,315	2,031,800
30 Yr Pass Thru	3.000	04-01-43	365,908	333,489
30 Yr Pass Thru	3.000	12-01-45	830,437	752,969
30 Yr Pass Thru	3.000	10-01-46	828,843	750,746
30 Yr Pass Thru	3.000	10-01-46	642,929	581,144
30 Yr Pass Thru	3.000	12-01-46	2,258,639	2,035,233
30 Yr Pass Thru	3.000	12-01-46	605,673	547,847
30 Yr Pass Thru	3.000	04-01-47	401,449	362,745
30 Yr Pass Thru	3.000	04-01-47	4,861,926	4,372,332
30 Yr Pass Thru	3.000	09-01-49	5,384,472	4,803,977
30 Yr Pass Thru	3.000	10-01-49	3,773,770	3,373,999
30 Yr Pass Thru	3.000	10-01-49	1,929,636	1,721,001
30 Yr Pass Thru	3.000	12-01-49	7,450,695	6,661,413
30 Yr Pass Thru	3.000	12-01-49	6,050,742	5,394,635
30 Yr Pass Thru	3.000	01-01-50	11,952,054	10,678,454
30 Yr Pass Thru	3.000	02-01-50	6,528,035	5,814,054
30 Yr Pass Thru	3.500	02-01-42	618,330	580,095
30 Yr Pass Thru	3.500	04-01-44	380,009	355,619
30 Yr Pass Thru	3.500	07-01-46	760,408	710,414
30 Yr Pass Thru	3.500	10-01-46	983,683	912,862
30 Yr Pass Thru	3.500	11-01-46	876,373	814,373
30 Yr Pass Thru	3.500	12-01-46	428,783	400,056
30 Yr Pass Thru	3.500	01-01-47	3,177,738	2,966,829
30 Yr Pass Thru	3.500	02-01-47	750,658	702,244
30 Yr Pass Thru	3.500	04-01-47	553,636	517,064
30 Yr Pass Thru	3.500	11-01-48	2,604,215	2,427,303
30 Yr Pass Thru	3.500	06-01-49	14,556	13,451
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-52	2,968,118	$2,721,940
30 Yr Pass Thru	3.500	03-01-52	13,845,067	12,623,196
30 Yr Pass Thru	3.500	04-01-52	32,301,535	29,612,329
30 Yr Pass Thru	4.000	11-01-43	131,739	127,284
30 Yr Pass Thru	4.000	02-01-44	45,353	43,662
30 Yr Pass Thru	4.000	07-01-45	1,743,609	1,679,681
30 Yr Pass Thru	4.000	03-01-48	432,541	415,196
30 Yr Pass Thru	4.000	08-01-48	379,513	363,108
30 Yr Pass Thru	4.000	05-01-52	275,984	262,256
30 Yr Pass Thru	4.000	08-01-52	20,024,948	18,908,397
30 Yr Pass Thru	4.500	02-01-41	218,606	216,080
30 Yr Pass Thru	4.500	03-01-47	740,508	727,835
30 Yr Pass Thru	4.500	07-01-52	2,276,267	2,203,909
30 Yr Pass Thru	4.500	08-01-52	1,412,159	1,368,814
30 Yr Pass Thru	4.500	08-01-52	6,968,043	6,761,788
30 Yr Pass Thru	4.500	08-01-52	5,746,133	5,574,251
30 Yr Pass Thru	4.500	09-01-52	3,489,742	3,374,449
30 Yr Pass Thru	4.500	09-01-52	3,934,069	3,821,308
30 Yr Pass Thru	4.500	09-01-52	14,567,312	14,136,117
30 Yr Pass Thru	4.500	10-01-52	14,448,148	14,015,965
30 Yr Pass Thru	5.000	10-01-52	7,320,275	7,224,433
30 Yr Pass Thru	5.000	11-01-52	13,558,313	13,355,378
30 Yr Pass Thru	5.000	12-01-52	3,624,442	3,582,652
30 Yr Pass Thru	5.000	12-01-52	7,169,825	7,102,840
30 Yr Pass Thru	5.000	12-01-52	11,645,823	11,493,349
30 Yr Pass Thru	5.000	02-01-53	8,685,000	8,560,435
30 Yr Pass Thru	5.500	09-01-52	10,045,751	10,128,274
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	73,436	70,474
15 Yr Pass Thru	3.500	06-01-34	264,145	253,069
15 Yr Pass Thru	4.000	12-01-24	39,394	38,854
15 Yr Pass Thru	4.000	09-01-37	6,243,805	6,098,620
15 Yr Pass Thru	4.000	10-01-37	5,240,634	5,113,863
15 Yr Pass Thru	4.000	01-01-38	2,826,710	2,757,448
15 Yr Pass Thru	4.500	11-01-37	7,360,400	7,262,835
15 Yr Pass Thru	4.500	12-01-37	2,359,398	2,328,124
30 Yr Pass Thru	2.000	09-01-50	8,731,117	7,203,093
30 Yr Pass Thru	2.000	10-01-50	19,180,746	15,829,936
30 Yr Pass Thru	2.000	03-01-51	7,823,358	6,471,313
30 Yr Pass Thru	2.500	12-01-50	51,542	44,086
30 Yr Pass Thru	2.500	08-01-51	3,246,973	2,773,939
30 Yr Pass Thru	2.500	08-01-51	4,983,262	4,257,278
30 Yr Pass Thru	2.500	10-01-51	2,431,571	2,076,569
30 Yr Pass Thru	2.500	11-01-51	15,436,935	13,216,959
30 Yr Pass Thru	2.500	01-01-52	5,939,650	5,064,591
30 Yr Pass Thru	2.500	03-01-52	40,670,359	34,653,180
30 Yr Pass Thru	3.000	12-01-42	609,266	553,605
30 Yr Pass Thru	3.000	04-01-43	1,876,433	1,706,828
30 Yr Pass Thru	3.000	12-01-45	1,312,998	1,185,703
30 Yr Pass Thru	3.000	08-01-46	872,089	787,540
30 Yr Pass Thru	3.000	10-01-46	964,900	873,163
30 Yr Pass Thru	3.000	01-01-47	1,194,192	1,079,162
30 Yr Pass Thru	3.000	02-01-47	683,227	617,629
30 Yr Pass Thru	3.000	10-01-47	1,438,646	1,298,720
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-47	5,157,364	$4,631,572
30 Yr Pass Thru	3.000	11-01-48	1,016,631	916,798
30 Yr Pass Thru	3.000	11-01-48	4,208,032	3,769,819
30 Yr Pass Thru	3.000	12-01-48	647,723	581,688
30 Yr Pass Thru	3.000	09-01-49	3,463,651	3,090,238
30 Yr Pass Thru	3.000	09-01-49	1,851,501	1,640,899
30 Yr Pass Thru	3.000	10-01-49	754,443	672,636
30 Yr Pass Thru	3.000	10-01-49	2,660,478	2,386,126
30 Yr Pass Thru	3.000	11-01-49	10,821,852	9,651,776
30 Yr Pass Thru	3.000	11-01-49	1,775,009	1,571,444
30 Yr Pass Thru	3.000	11-01-49	1,369,050	1,221,026
30 Yr Pass Thru	3.000	01-01-52	14,027,440	12,435,154
30 Yr Pass Thru	3.000	02-01-52	5,092,170	4,504,599
30 Yr Pass Thru	3.500	01-01-42	457,355	428,484
30 Yr Pass Thru	3.500	06-01-42	897,438	840,418
30 Yr Pass Thru	3.500	07-01-42	1,459,364	1,366,558
30 Yr Pass Thru	3.500	01-01-43	268,832	251,802
30 Yr Pass Thru	3.500	04-01-43	208,038	194,245
30 Yr Pass Thru	3.500	06-01-43	979,576	914,630
30 Yr Pass Thru	3.500	07-01-43	168,034	156,893
30 Yr Pass Thru	3.500	03-01-44	1,484,019	1,389,302
30 Yr Pass Thru	3.500	10-01-44	1,711,587	1,596,504
30 Yr Pass Thru	3.500	04-01-45	342,407	319,277
30 Yr Pass Thru	3.500	04-01-45	806,136	751,682
30 Yr Pass Thru	3.500	07-01-46	745,706	693,236
30 Yr Pass Thru	3.500	07-01-46	494,045	459,283
30 Yr Pass Thru	3.500	07-01-47	1,976,176	1,843,302
30 Yr Pass Thru	3.500	11-01-47	1,636,507	1,522,381
30 Yr Pass Thru	3.500	12-01-47	972,410	900,342
30 Yr Pass Thru	3.500	01-01-48	1,945,400	1,801,222
30 Yr Pass Thru	3.500	03-01-48	981,148	915,484
30 Yr Pass Thru	3.500	06-01-49	5,793,452	5,367,705
30 Yr Pass Thru	3.500	09-01-49	2,978,351	2,745,750
30 Yr Pass Thru	3.500	10-01-49	1,924,765	1,774,446
30 Yr Pass Thru	3.500	01-01-50	5,270,110	4,855,236
30 Yr Pass Thru	3.500	04-01-50	7,838,984	7,234,132
30 Yr Pass Thru	3.500	02-01-52	2,751,067	2,542,235
30 Yr Pass Thru	3.500	04-01-52	3,716,745	3,401,506
30 Yr Pass Thru	3.500	04-01-52	3,113,977	2,855,701
30 Yr Pass Thru	4.000	09-01-40	241,181	233,035
30 Yr Pass Thru	4.000	01-01-41	208,143	201,083
30 Yr Pass Thru	4.000	09-01-41	334,518	323,012
30 Yr Pass Thru	4.000	09-01-41	931,886	900,265
30 Yr Pass Thru	4.000	10-01-41	15,697	15,160
30 Yr Pass Thru	4.000	11-01-41	545,898	527,275
30 Yr Pass Thru	4.000	01-01-42	162,694	157,130
30 Yr Pass Thru	4.000	01-01-42	166,515	160,815
30 Yr Pass Thru	4.000	03-01-42	916,218	884,603
30 Yr Pass Thru	4.000	05-01-43	1,104,963	1,066,555
30 Yr Pass Thru	4.000	09-01-43	946,834	916,897
30 Yr Pass Thru	4.000	10-01-43	626,313	602,792
30 Yr Pass Thru	4.000	12-01-43	808,622	778,002
30 Yr Pass Thru	4.000	01-01-44	183,714	177,503
30 Yr Pass Thru	4.000	02-01-46	464,478	445,728
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	06-01-46	374,391	$358,927
30 Yr Pass Thru	4.000	07-01-46	721,477	691,676
30 Yr Pass Thru	4.000	03-01-47	1,287,292	1,232,512
30 Yr Pass Thru	4.000	05-01-47	1,068,669	1,023,192
30 Yr Pass Thru	4.000	12-01-47	417,233	400,651
30 Yr Pass Thru	4.000	04-01-48	1,386,840	1,330,857
30 Yr Pass Thru	4.000	06-01-48	803,722	768,515
30 Yr Pass Thru	4.000	10-01-48	653,749	625,929
30 Yr Pass Thru	4.000	01-01-49	505,442	480,932
30 Yr Pass Thru	4.000	07-01-49	977,809	934,670
30 Yr Pass Thru	4.000	07-01-49	1,643,013	1,571,041
30 Yr Pass Thru	4.000	08-01-49	3,154,792	3,015,611
30 Yr Pass Thru	4.000	09-01-49	2,441,461	2,323,069
30 Yr Pass Thru	4.000	02-01-50	2,571,369	2,450,695
30 Yr Pass Thru	4.000	03-01-51	10,240,880	9,763,477
30 Yr Pass Thru	4.000	08-01-51	5,495,802	5,255,059
30 Yr Pass Thru	4.000	10-01-51	11,251,483	10,698,840
30 Yr Pass Thru	4.000	04-01-52	1,114,568	1,053,206
30 Yr Pass Thru	4.000	06-01-52	294,431	279,233
30 Yr Pass Thru	4.000	06-01-52	2,173,991	2,065,002
30 Yr Pass Thru	4.000	07-01-52	16,551,635	15,654,611
30 Yr Pass Thru	4.500	08-01-40	425,511	419,858
30 Yr Pass Thru	4.500	08-01-40	222,972	220,083
30 Yr Pass Thru	4.500	12-01-40	155,212	153,239
30 Yr Pass Thru	4.500	05-01-41	169,297	167,122
30 Yr Pass Thru	4.500	05-01-41	309,877	305,956
30 Yr Pass Thru	4.500	06-01-41	304,609	300,725
30 Yr Pass Thru	4.500	07-01-41	178,401	176,123
30 Yr Pass Thru	4.500	11-01-41	46,469	45,877
30 Yr Pass Thru	4.500	12-01-41	740,806	733,694
30 Yr Pass Thru	4.500	05-01-42	423,083	417,687
30 Yr Pass Thru	4.500	04-01-48	478,480	469,550
30 Yr Pass Thru	4.500	07-01-48	920,106	900,347
30 Yr Pass Thru	4.500	06-01-52	4,361,693	4,232,586
30 Yr Pass Thru	4.500	06-01-52	10,016,953	9,698,537
30 Yr Pass Thru	4.500	07-01-52	8,159,380	7,902,562
30 Yr Pass Thru	4.500	07-01-52	1,488,487	1,446,289
30 Yr Pass Thru	4.500	08-01-52	4,897,516	4,717,348
30 Yr Pass Thru	4.500	08-01-52	1,094,261	1,060,673
30 Yr Pass Thru	4.500	08-01-52	8,115,991	7,817,423
30 Yr Pass Thru	4.500	09-01-52	6,756,282	6,581,631
30 Yr Pass Thru	4.500	10-01-52	5,585,058	5,440,683
30 Yr Pass Thru	4.500	10-01-52	17,806,760	17,274,111
30 Yr Pass Thru	5.000	08-01-52	17,918,840	17,824,227
30 Yr Pass Thru	5.000	10-01-52	7,673,875	7,585,395
30 Yr Pass Thru	5.000	11-01-52	7,208,839	7,141,490
30 Yr Pass Thru	5.000	12-01-52	6,757,755	6,679,837
30 Yr Pass Thru	5.000	01-01-53	11,579,005	11,517,867
30 Yr Pass Thru	5.500	10-01-52	9,140,769	9,198,720
30 Yr Pass Thru	5.500	12-01-52	7,971,863	8,037,350
30 Yr Pass Thru	5.500	12-01-52	1,501,675	1,514,011
30 Yr Pass Thru	5.500	12-01-52	5,227,827	5,259,337
30 Yr Pass Thru	5.500	12-01-52	3,057,300	3,104,390
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-52	2,485,605	$2,501,363

30 Yr Pass Thru	5.500	12-01-52	1,328,878	1,335,642
Foreign government obligations 0.1%				$3,019,200
(Cost $3,503,940)
Qatar 0.1%				3,019,200
State of Qatar Bond (A)	5.103	04-23-48	3,059,000	3,019,200

Corporate bonds 30.0%				$717,373,423
(Cost $804,890,581)
Communication services 1.7%				39,674,404
Diversified telecommunication services 0.4%
AT&T, Inc.	3.500	06-01-41	5,296,000	3,975,820
AT&T, Inc.	3.650	06-01-51	5,010,000	3,574,069
Level 3 Financing, Inc. (A)	3.400	03-01-27	2,563,000	2,151,218
Entertainment 0.2%
WarnerMedia Holdings, Inc. (A)	5.050	03-15-42	1,102,000	892,769
WarnerMedia Holdings, Inc. (A)	5.141	03-15-52	4,714,000	3,695,322
Media 0.8%
Charter Communications Operating LLC	4.200	03-15-28	5,577,000	5,125,409
Charter Communications Operating LLC	4.800	03-01-50	5,302,000	3,875,029
Charter Communications Operating LLC	5.750	04-01-48	6,233,000	5,205,417
Charter Communications Operating LLC	6.484	10-23-45	5,136,000	4,646,784
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.875	04-15-30	5,687,000	5,156,671
Vodafone Group PLC	5.625	02-10-53	1,432,000	1,375,896
Consumer discretionary 2.7%				63,972,998
Automobiles 1.0%
General Motors Company	5.400	10-15-29	3,386,000	3,251,403
General Motors Financial Company, Inc.	2.400	10-15-28	7,039,000	5,891,808
General Motors Financial Company, Inc.	3.600	06-21-30	8,284,000	7,115,047
Hyundai Capital America (A)	1.000	09-17-24	3,107,000	2,890,934
Hyundai Capital America (A)	1.800	10-15-25	1,479,000	1,340,215
Hyundai Capital America (A)	2.375	10-15-27	1,339,000	1,168,675
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	1,560,000	1,440,976
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	1,428,000	1,253,617
Hotels, restaurants and leisure 1.3%
Booking Holdings, Inc.	4.625	04-13-30	3,853,000	3,743,702
Choice Hotels International, Inc.	3.700	12-01-29	3,519,000	3,060,282
Choice Hotels International, Inc.	3.700	01-15-31	1,358,000	1,172,238
Expedia Group, Inc.	2.950	03-15-31	1,585,000	1,273,265
Expedia Group, Inc.	3.800	02-15-28	6,724,000	6,176,055
Expedia Group, Inc.	4.625	08-01-27	3,708,000	3,538,896
Expedia Group, Inc.	5.000	02-15-26	3,623,000	3,573,081
Marriott International, Inc.	4.625	06-15-30	1,812,000	1,710,226
Marriott International, Inc.	4.650	12-01-28	5,576,000	5,407,332
Internet and direct marketing retail 0.1%
eBay, Inc.	2.700	03-11-30	3,700,000	3,144,507
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	4,758,000	4,524,395
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	2,472,000	2,296,344
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.8%				$19,168,161
Beverages 0.1%
Anheuser-Busch Companies LLC	4.900	02-01-46	1,136,000	1,042,023
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	2,060,000	1,820,178
Food products 0.7%
JBS USA LUX SA (A)	3.625	01-15-32	5,365,000	4,297,472
JBS USA LUX SA (A)	5.125	02-01-28	1,151,000	1,094,002
JBS USA LUX SA (A)	5.750	04-01-33	3,930,000	3,665,590
Kraft Heinz Foods Company	4.375	06-01-46	5,938,000	4,847,686
Kraft Heinz Foods Company	4.875	10-01-49	1,285,000	1,132,784
Kraft Heinz Foods Company	5.000	06-04-42	1,398,000	1,268,426
Energy 3.0%				71,155,298
Oil, gas and consumable fuels 3.0%
Aker BP ASA (A)	3.000	01-15-25	2,750,000	2,618,189
Aker BP ASA (A)	3.100	07-15-31	2,785,000	2,280,130
Aker BP ASA (A)	3.750	01-15-30	1,788,000	1,577,642
Aker BP ASA (A)	4.000	01-15-31	4,125,000	3,628,312
Cheniere Energy Partners LP	4.500	10-01-29	1,263,000	1,146,185
Continental Resources, Inc.	4.900	06-01-44	1,543,000	1,154,693
Diamondback Energy, Inc.	3.125	03-24-31	1,927,000	1,616,124
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	3,313,000	3,107,163
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	3,731,000	3,453,681
Energy Transfer LP	4.200	04-15-27	1,758,000	1,663,252
Energy Transfer LP	5.150	03-15-45	1,746,000	1,465,237
Energy Transfer LP	5.250	04-15-29	7,197,000	7,019,072
Energy Transfer LP	5.400	10-01-47	3,057,000	2,628,215
Energy Transfer LP	5.500	06-01-27	2,674,000	2,658,531
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	4,757,000	4,247,525
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,365,000	1,506,389
MPLX LP	4.000	03-15-28	2,333,000	2,184,007
MPLX LP	4.125	03-01-27	940,000	896,767
MPLX LP	4.250	12-01-27	1,721,000	1,628,058
MPLX LP	4.950	09-01-32	1,369,000	1,286,569
MPLX LP	5.000	03-01-33	1,504,000	1,411,096
Ovintiv, Inc.	7.200	11-01-31	434,000	455,868
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,505,000	1,412,778
Sabine Pass Liquefaction LLC	4.500	05-15-30	5,523,000	5,173,633
Sabine Pass Liquefaction LLC	5.000	03-15-27	2,568,000	2,506,506
Targa Resources Corp.	4.950	04-15-52	3,233,000	2,586,022
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,244,445
The Williams Companies, Inc.	3.750	06-15-27	4,021,000	3,779,097
The Williams Companies, Inc.	4.650	08-15-32	1,961,000	1,827,139
Var Energi ASA (A)	8.000	11-15-32	1,912,000	1,992,973
Financials 9.6%				230,398,386
Banks 6.2%
Banco Santander SA	4.379	04-12-28	2,842,000	2,671,146
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	5,350,000	4,498,257
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	4,576,000	3,778,921
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	8,090,000	6,561,269
Bank of America Corp.	3.248	10-21-27	4,081,000	3,757,735
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	3,278,000	2,766,031
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	6,458,000	6,061,557
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	1,221,000	$1,175,689
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,030,000	1,099,525
BPCE SA (A)	4.500	03-15-25	3,390,000	3,276,257
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	2,023,000	1,624,416
Citigroup, Inc.	4.600	03-09-26	5,996,000	5,838,179
Citizens Financial Group, Inc.	3.250	04-30-30	5,113,000	4,466,633
Credit Agricole SA (A)	2.811	01-11-41	2,047,000	1,345,908
Credit Agricole SA (A)	3.250	01-14-30	5,323,000	4,510,944
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)	6.466	01-09-26	955,000	960,870
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,748,000	3,925,867
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	5,055,000	4,245,214
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	4,358,000	4,173,113
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	3,318,000	3,077,943
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	5,200,000	5,222,750
Lloyds Banking Group PLC	4.450	05-08-25	6,418,000	6,257,623
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (B)	5.125	11-01-26	1,307,000	1,216,490
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,424,000	1,335,703
NatWest Markets PLC (A)	1.600	09-29-26	5,167,000	4,482,104
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	2,688,000	2,341,200
Santander Holdings USA, Inc.	3.244	10-05-26	6,876,000	6,338,380
Santander Holdings USA, Inc.	3.450	06-02-25	6,471,000	6,153,353
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,225,377
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	1,497,000	1,421,754
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (A)	6.446	01-10-29	5,146,000	5,196,118
Synovus Bank/Columbus GA	5.625	02-15-28	1,378,000	1,354,695
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	5,112,000	4,224,557
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)	4.850	06-01-23	1,659,000	1,635,835
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,132,000	2,062,710
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(C)	8.492	05-01-23	3,342,000	3,368,393
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	7,774,000	6,872,865
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	5,423,000	4,621,010
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	3,613,000	2,618,080
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	2,393,000	2,023,290
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	9,097,000	9,024,224
Capital markets 2.3%
Ares Capital Corp.	2.150	07-15-26	4,957,000	4,270,680
Ares Capital Corp.	2.875	06-15-28	2,334,000	1,917,124
Ares Capital Corp.	3.250	07-15-25	1,369,000	1,273,418
Ares Capital Corp.	3.875	01-15-26	3,577,000	3,318,541
Ares Capital Corp.	4.200	06-10-24	820,000	802,395
Blackstone Private Credit Fund	2.350	11-22-24	2,779,000	2,591,299
Blackstone Private Credit Fund	2.700	01-15-25	2,169,000	2,021,337
Blackstone Private Credit Fund	3.250	03-15-27	627,000	539,912
Blackstone Private Credit Fund	4.000	01-15-29	3,049,000	2,586,747
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	2,516,000	2,184,522
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	4,240,000	3,689,034
Lazard Group LLC	4.375	03-11-29	2,662,000	2,493,111
Macquarie Bank, Ltd. (A)	3.624	06-03-30	2,779,000	2,347,745
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Macquarie Bank, Ltd. (A)	4.875	06-10-25	2,530,000	$2,483,195
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	7,355,831
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	1,597,000	1,242,231
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	4,252,000	3,172,045
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	9,640,000	7,741,901
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	3,237,000	2,580,973
Consumer finance 0.2%
Discover Financial Services	4.100	02-09-27	1,385,000	1,312,367
Discover Financial Services	6.700	11-29-32	3,411,000	3,524,332
Insurance 0.9%
Athene Holding, Ltd.	3.500	01-15-31	5,916,000	4,966,545
CNA Financial Corp.	2.050	08-15-30	1,296,000	1,025,270
CNO Financial Group, Inc.	5.250	05-30-29	3,808,000	3,608,343
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,925,000	2,935,618
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	3,217,000	2,637,940
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	1,569,000	1,433,831
SBL Holdings, Inc. (A)	5.000	02-18-31	2,741,000	2,245,106
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	3,837,000	3,285,008
Health care 1.3%				31,334,105
Biotechnology 0.1%
Amgen, Inc.	5.250	03-02-30	917,000	912,527
Health care providers and services 1.0%
AmerisourceBergen Corp.	2.800	05-15-30	3,871,000	3,297,806
Centene Corp.	4.625	12-15-29	5,685,000	5,198,892
CVS Health Corp.	3.750	04-01-30	902,000	814,720
CVS Health Corp.	3.875	07-20-25	638,000	618,107
CVS Health Corp.	5.050	03-25-48	2,582,000	2,317,346
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	5,596,000	4,078,762
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	4,769,000	4,015,160
Universal Health Services, Inc.	1.650	09-01-26	2,531,000	2,197,659
Universal Health Services, Inc.	2.650	10-15-30	2,710,000	2,206,945
Pharmaceuticals 0.2%
Royalty Pharma PLC	1.750	09-02-27	1,449,000	1,227,693
Viatris, Inc.	2.300	06-22-27	1,492,000	1,288,717
Viatris, Inc.	2.700	06-22-30	2,055,000	1,629,146
Viatris, Inc.	4.000	06-22-50	2,373,000	1,530,625
Industrials 4.6%				110,615,844
Aerospace and defense 0.8%
DAE Funding LLC (A)	3.375	03-20-28	4,053,000	3,611,507
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,780,000	1,624,739
The Boeing Company	3.200	03-01-29	1,510,000	1,328,152
The Boeing Company	5.040	05-01-27	5,452,000	5,369,980
The Boeing Company	5.150	05-01-30	7,242,000	7,007,839
Airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (A)	4.125	05-15-25	871,537	811,156
Air Canada 2017-1 Class B Pass Through Trust (A)	3.700	01-15-26	605,405	563,076
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	1,532,087	1,566,213
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,008,285	2,700,117
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	2,369,568	2,156,965
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,417,870	1,237,887
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,991,550	$1,793,474
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,643,006	1,381,473
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,567,117	2,137,125
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,482,552	2,161,313
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,502,603	1,230,825
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	563,462	551,494
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,449,786	1,261,427
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	836,809	778,264
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	1,068,826	1,054,795
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,192,308
Delta Air Lines, Inc.	4.375	04-19-28	4,105,000	3,746,223
Delta Air Lines, Inc. (A)	4.500	10-20-25	637,080	618,816
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,348,119	2,230,047
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,840,858	1,557,022
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	4,002,641	3,757,722
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,828,513	2,421,641
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,548,324	1,428,463
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	1,242,116	1,173,800
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	2,169,755	1,952,779
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,973,640	5,869,102
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,173,517	1,126,576
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	288,477	286,431
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	2,159,370	2,154,079
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	1,164,002	1,118,072
Building products 0.1%
Owens Corning	3.875	06-01-30	371,000	336,430
Owens Corning	3.950	08-15-29	3,619,000	3,323,065
Electrical equipment 0.1%
Regal Rexnord Corp. (A)	6.050	02-15-26	1,733,000	1,719,104
Regal Rexnord Corp. (A)	6.400	04-15-33	1,485,000	1,461,197
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	3,689,000	3,040,496
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	1.650	10-29-24	1,427,000	1,323,795
AerCap Ireland Capital DAC	1.750	01-30-26	4,038,000	3,569,491
AerCap Ireland Capital DAC	2.450	10-29-26	10,177,000	8,971,756
AerCap Ireland Capital DAC	2.875	08-14-24	3,337,000	3,173,112
Air Lease Corp.	2.100	09-01-28	1,609,000	1,329,346
Air Lease Corp.	2.875	01-15-26	1,578,000	1,454,580
Air Lease Corp.	3.625	12-01-27	1,851,000	1,682,645
Ashtead Capital, Inc. (A)	1.500	08-12-26	1,637,000	1,406,569
Ashtead Capital, Inc. (A)	4.250	11-01-29	650,000	587,731
Ashtead Capital, Inc. (A)	5.500	08-11-32	2,299,000	2,204,477
Ashtead Capital, Inc. (A)	5.550	05-30-33	1,005,000	963,024
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	1,343,000	1,108,124
Information technology 3.3%				77,381,065
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	3,782,780
Motorola Solutions, Inc.	2.750	05-24-31	3,563,000	2,831,940
Motorola Solutions, Inc.	4.600	05-23-29	1,161,000	1,092,579
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.2%
Flex, Ltd.	6.000	01-15-28	3,980,000	$4,015,622
IT services 0.1%
VeriSign, Inc.	2.700	06-15-31	1,530,000	1,235,346
Semiconductors and semiconductor equipment 1.8%
Broadcom, Inc. (A)	3.419	04-15-33	4,666,000	3,756,585
Broadcom, Inc.	4.750	04-15-29	10,290,000	9,842,062
Broadcom, Inc. (A)	4.926	05-15-37	1,613,000	1,403,034
KLA Corp.	4.100	03-15-29	2,677,000	2,549,483
Micron Technology, Inc.	4.185	02-15-27	6,291,000	5,954,969
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,070,606
Micron Technology, Inc.	5.327	02-06-29	7,807,000	7,626,290
NXP BV	3.875	06-18-26	5,245,000	4,981,881
Qorvo, Inc. (A)	1.750	12-15-24	2,231,000	2,067,490
Qorvo, Inc. (A)	3.375	04-01-31	1,868,000	1,494,904
Renesas Electronics Corp. (A)	1.543	11-26-24	2,459,000	2,262,400
Software 0.5%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,451,181
Oracle Corp.	2.950	04-01-30	5,590,000	4,770,135
VMware, Inc.	4.700	05-15-30	5,006,000	4,686,119
Technology hardware, storage and peripherals 0.4%
Dell International LLC	4.900	10-01-26	4,596,000	4,494,807
Dell International LLC	5.300	10-01-29	2,196,000	2,121,784
Western Digital Corp.	4.750	02-15-26	3,060,000	2,889,068
Materials 0.4%				10,143,258
Chemicals 0.1%
Braskem Netherlands Finance BV (A)	5.875	01-31-50	2,812,000	2,146,754
Metals and mining 0.3%
Anglo American Capital PLC (A)	4.750	04-10-27	1,531,000	1,486,671
Freeport-McMoRan, Inc.	4.250	03-01-30	2,834,000	2,566,555
Freeport-McMoRan, Inc.	5.450	03-15-43	3,346,000	3,020,883
Newmont Corp.	2.800	10-01-29	1,084,000	922,395
Real estate 1.4%				34,311,796
Equity real estate investment trusts 1.4%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,431,559
American Tower Corp.	3.800	08-15-29	5,007,000	4,513,637
Crown Castle, Inc.	3.650	09-01-27	5,030,000	4,679,428
Crown Castle, Inc.	3.800	02-15-28	1,644,000	1,526,785
GLP Capital LP	3.250	01-15-32	1,239,000	984,184
GLP Capital LP	4.000	01-15-30	1,163,000	1,018,548
GLP Capital LP	5.375	04-15-26	1,819,000	1,773,943
Host Hotels & Resorts LP	3.375	12-15-29	4,732,000	4,027,169
Host Hotels & Resorts LP	3.500	09-15-30	1,664,000	1,383,203
Host Hotels & Resorts LP	4.000	06-15-25	5,609,000	5,457,181
Host Hotels & Resorts LP	4.500	02-01-26	1,798,000	1,733,264
SBA Tower Trust (A)	2.836	01-15-25	1,559,000	1,464,259
SBA Tower Trust (A)	6.599	01-15-28	878,000	906,263
VICI Properties LP (A)	4.125	08-15-30	734,000	634,017
VICI Properties LP	4.375	05-15-25	993,000	955,653
VICI Properties LP (A)	4.625	12-01-29	1,413,000	1,265,993
VICI Properties LP	5.125	05-15-32	600,000	556,710
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.2%				$29,218,108
Electric utilities 1.0%
Atlantica Transmision Sur SA (A)	6.875	04-30-43	1,739,909	1,605,066
Emera US Finance LP	3.550	06-15-26	2,447,000	2,297,096
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	1,065,000	861,582
NextEra Energy Capital Holdings, Inc.	6.051	03-01-25	1,037,000	1,043,315
NRG Energy, Inc. (A)	2.450	12-02-27	2,593,000	2,186,161
NRG Energy, Inc. (A)	4.450	06-15-29	1,913,000	1,702,247
Vistra Operations Company LLC (A)	3.550	07-15-24	4,686,000	4,499,182
Vistra Operations Company LLC (A)	3.700	01-30-27	5,707,000	5,225,396
Vistra Operations Company LLC (A)	4.300	07-15-29	5,001,000	4,500,359
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	1,898,000	1,658,852
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	2,375,000	2,077,577

NiSource, Inc.	3.600	05-01-30	1,749,000	1,561,275
Municipal bonds 0.7%				$17,581,509
(Cost $22,898,437)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,348,157
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,461,743
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,607,929
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,529,564
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,718,000	2,338,268
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	160,000	133,866
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,024,027
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	5,045,000	3,548,425

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,812,000	1,589,530
Collateralized mortgage obligations 9.5%				$227,138,938
(Cost $264,582,898)
Commercial and residential 7.5%				178,427,250
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(D)	0.990	04-25-53	1,018,008	936,988
Series 2021-2, Class A1 (A)(D)	0.985	04-25-66	866,651	720,352
Series 2021-4, Class A1 (A)(D)	1.035	01-20-65	1,942,393	1,547,083
Series 2021-5, Class A1 (A)(D)	0.951	07-25-66	2,548,873	2,078,871
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(D)	1.175	10-25-48	1,520,998	1,264,672
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	1,204,000	1,121,795
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,165,638
BBCMS Trust
Series 2015-SRCH, Class D (A)(D)	4.957	08-10-35	1,607,000	1,383,062
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(C)	6.332	05-15-39	2,064,000	2,054,319
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(C)	6.882	05-15-39	773,000	759,438
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (A)(C)	6.460	04-15-37	5,939,000	5,831,283
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(D)	0.941	02-25-49	1,095,185	958,064
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (A)	0.179	01-10-35	11,465,000	1,433
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%) (A)(C)	5.607	10-15-37	2,001,906	1,980,619
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(C)	5.438	11-15-38	1,867,000	1,835,441
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(C)	5.509	12-15-38	5,261,000	5,168,718
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (A)(C)	5.688	09-15-36	2,653,000	$2,559,924
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (A)(C)	5.552	01-17-39	4,515,000	4,434,512
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.176	01-15-34	915,096	887,574
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,032,000	1,974,964
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (A)(C)	5.688	08-15-36	6,514,000	6,118,424
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	6.338	12-15-37	696,000	683,776
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	4,116,000	4,002,564
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (A)	4.149	01-10-36	1,251,000	1,227,188
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,396,451
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(D)	0.924	08-25-66	1,666,387	1,317,890
Series 2021-3, Class A1 (A)(D)	0.956	09-27-66	2,428,327	1,912,307
Series 2021-HX1, Class A1 (A)(D)	1.110	10-25-66	1,910,617	1,542,304
COLT Trust
Series 2020-RPL1, Class A1 (A)(D)	1.390	01-25-65	3,443,126	2,935,115
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.228	10-15-45	742,734	74
Series 2014-CR15, Class XA IO	0.615	02-10-47	3,607,346	14,495
Series 2020-CX, Class D (A)(D)	2.683	11-10-46	1,509,000	1,113,294
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.434	05-10-51	25,633,552	476,343
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (A)(D)	4.394	08-10-30	1,135,000	1,042,911
Series 2017-PANW, Class A (A)	3.244	10-10-29	399,000	374,686
Series 2020-CBM, Class A2 (A)	2.896	02-10-37	1,742,000	1,618,658
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (A)(C)	5.818	05-15-36	1,230,938	1,220,096
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	6.188	05-15-36	2,224,466	2,199,277
Series 2020-NET, Class A (A)	2.257	08-15-37	745,694	669,964
Series 2021-AFC1, Class A1 (A)(D)	0.830	03-25-56	3,640,633	2,892,877
Series 2021-NQM2, Class A1 (A)(D)	1.179	02-25-66	1,492,591	1,252,996
Series 2021-NQM3, Class A1 (A)(D)	1.015	04-25-66	1,349,838	1,095,239
Series 2021-NQM5, Class A1 (A)(D)	0.938	05-25-66	994,601	777,358
Series 2021-NQM6, Class A1 (A)(D)	1.174	07-25-66	2,412,025	1,919,971
Series 2021-RPL2, Class A1A (A)(D)	1.115	01-25-60	3,954,833	3,242,389
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	3,128,000	2,870,329
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(D)	0.899	04-25-66	2,083,313	1,763,399
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(D)	0.797	02-25-66	696,948	566,704
Series 2021-2, Class A1 (A)(D)	0.931	06-25-66	1,596,800	1,282,622
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(D)	2.500	02-01-51	3,352,401	2,704,707
GCAT Trust
Series 2021-NQM1, Class A1 (A)(D)	0.874	01-25-66	1,150,383	959,275
Series 2021-NQM2, Class A1 (A)(D)	1.036	05-25-66	1,166,419	942,634
Series 2021-NQM3, Class A1 (A)(D)	1.091	05-25-66	1,880,342	1,532,072
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(D)	3.805	10-10-35	1,475,000	1,312,343
Series 2017-485L, Class C (A)(D)	3.982	02-10-37	1,005,000	864,457
Series 2019-GC40, Class A2	2.971	07-10-52	3,315,000	3,195,139
Series 2020-UPTN, Class A (A)	2.751	02-10-37	1,234,000	1,133,001
Series 2021-STAR, Class A (1 month LIBOR + 0.950%) (A)(C)	5.538	12-15-36	4,900,000	4,799,506
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(D)	1.382	09-27-60	366,570	$332,904
Series 2021-NQM1, Class A1 (A)(D)	1.017	07-25-61	816,972	687,452
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(D)	1.071	06-25-56	1,134,216	933,972
IMT Trust
Series 2017-APTS, Class AFX (A)	3.478	06-15-34	432,000	413,536
Series 2017-APTS, Class CFX (A)(D)	3.497	06-15-34	575,000	544,631
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(C)	7.051	08-15-39	3,356,000	3,360,197
Irvine Core Office Trust
Series 2013-IRV, Class A2 (A)(D)	3.173	05-15-48	2,503,736	2,420,332
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (A)	3.024	01-05-39	2,416,000	2,078,785
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	5.638	05-15-36	3,077,000	3,042,125
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (A)(C)	5.288	03-15-38	2,598,973	2,551,854
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (A)(C)	5.988	03-15-38	2,127,147	2,060,499
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	5.858	05-15-39	5,849,000	5,827,052
MFA Trust
Series 2021-NQM1, Class A1 (A)(D)	1.153	04-25-65	912,352	806,568
MHP Trust
Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) (A)(C)	5.377	01-15-27	2,815,866	2,752,393
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(D)	4.316	01-15-43	520,000	445,094
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(D)	3.500	10-25-59	986,437	899,587
NMLT Trust
Series 2021-INV1, Class A1 (A)(D)	1.185	05-25-56	3,443,116	2,839,342
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	1,183,717	1,055,800
OBX Trust
Series 2020-EXP2, Class A3 (A)(D)	2.500	05-25-60	687,469	569,864
Series 2021-NQM2, Class A1 (A)(D)	1.101	05-25-61	1,753,828	1,357,554
Series 2021-NQM3, Class A1 (A)(D)	1.054	07-25-61	2,630,695	2,028,856
One Market Plaza Trust
Series 2017-1MKT, Class D (A)	4.146	02-10-32	460,000	409,433
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(D)	2.000	01-25-36	2,862,712	2,421,640
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	3,760,527
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (A)(C)	5.563	01-15-39	6,138,000	6,011,171
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(D)	0.943	05-25-65	1,208,965	1,113,084
Series 2022-1, Class A1 (A)(D)	2.447	12-25-66	2,637,310	2,232,446
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(D)	3.796	10-25-53	912,000	885,270
Series 2015-6, Class M2 (A)(D)	3.750	04-25-55	1,775,000	1,645,418
Series 2017-2, Class A1 (A)(D)	2.750	04-25-57	35,319	34,905
Series 2018-1, Class A1 (A)(D)	3.000	01-25-58	303,029	293,658
Series 2018-4, Class A1 (A)(D)	3.000	06-25-58	1,388,629	1,277,401
Series 2019-1, Class A1 (A)(D)	3.718	03-25-58	1,284,231	1,217,677
Series 2019-4, Class A1 (A)(D)	2.900	10-25-59	1,439,215	1,337,347
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,896,949	1,676,834
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	565,750	512,643
Series 2021-1, Class A1 (A)(D)	0.815	01-25-66	1,584,616	1,315,461
Series 2021-3, Class A1 (A)(D)	1.046	06-25-66	1,991,579	1,652,484
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-4, Class A1 (A)(D)	0.938	07-25-66	1,125,763	$894,499
Series 2021-5, Class A1 (A)(D)	1.013	09-25-66	1,788,165	1,433,646
Series 2021-R2, Class A1 (A)(D)	0.918	02-25-64	1,043,644	915,310
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	1,664,818	1,501,393
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A2	3.039	06-15-52	3,333,600	3,239,021
U.S. Government Agency 2.0%				48,711,688
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (A)(C)	5.484	01-25-42	2,716,919	2,672,892
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (A)(C)	5.784	02-25-42	1,819,356	1,807,113
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (A)(C)	6.884	02-25-42	2,734,000	2,672,288
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	6.484	04-25-42	2,437,185	2,448,000
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (A)(C)	7.384	04-25-42	1,609,000	1,611,022
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(C)	6.684	05-25-42	1,871,029	1,888,719
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(C)	7.834	05-25-42	2,413,000	2,455,328
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (A)(C)	8.984	06-25-42	3,540,000	3,708,654
Series K030, Class X1 IO	0.138	04-25-23	36,414,858	2,731
Series K038, Class X1 IO	1.075	03-25-24	19,459,807	157,574
Series K048, Class X1 IO	0.217	06-25-25	86,235,374	378,961
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(C)	6.584	03-25-42	2,304,479	2,310,474
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(C)	6.484	03-25-42	981,293	984,758
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(C)	7.234	05-25-42	1,214,773	1,237,334
Series 427, Class C20 IO	2.000	02-25-51	14,769,721	1,972,494
Series 427, Class C77 IO	2.500	09-25-51	7,013,301	1,038,714
Government National Mortgage Association
Series 2012-114, Class IO	0.612	01-16-53	388,194	5,950
Series 2016-174, Class IO	0.876	11-16-56	3,115,366	126,948
Series 2017-109, Class IO	0.230	04-16-57	4,047,706	76,938
Series 2017-124, Class IO	0.620	01-16-59	3,215,527	97,223
Series 2017-140, Class IO	0.486	02-16-59	2,039,940	67,683
Series 2017-169, Class IO	0.588	01-16-60	5,817,521	195,519
Series 2017-20, Class IO	0.531	12-16-58	6,887,136	177,621
Series 2017-22, Class IO	0.759	12-16-57	943,701	34,930
Series 2017-41, Class IO	0.595	07-16-58	3,189,193	89,577
Series 2017-46, Class IO	0.696	11-16-57	4,701,996	175,503
Series 2017-61, Class IO	0.746	05-16-59	2,254,997	84,388
Series 2018-114, Class IO	0.710	04-16-60	2,550,895	102,969
Series 2018-158, Class IO	0.772	05-16-61	13,075,466	651,782
Series 2018-69, Class IO	0.611	04-16-60	2,137,705	97,994
Series 2018-9, Class IO	0.443	01-16-60	3,839,831	118,230
Series 2019-131, Class IO	0.802	07-16-61	6,269,616	345,008
Series 2020-100, Class IO	0.782	05-16-62	8,825,642	520,087
Series 2020-108, Class IO	0.847	06-16-62	24,655,121	1,468,025
Series 2020-114, Class IO	0.800	09-16-62	30,496,562	1,858,207
Series 2020-118, Class IO	0.881	06-16-62	20,500,763	1,270,479
Series 2020-119, Class IO	0.602	08-16-62	9,253,187	466,702
Series 2020-120, Class IO	0.761	05-16-62	24,134,262	1,411,302
Series 2020-137, Class IO	0.794	09-16-62	30,302,495	1,723,357
Series 2020-150, Class IO	0.961	12-16-62	15,471,312	1,091,668
Series 2020-170, Class IO	0.833	11-16-62	20,744,120	1,319,650
Series 2020-92, Class IO	0.877	02-16-62	20,081,386	1,311,345
Series 2021-10, Class IO	0.983	05-16-63	14,775,452	1,072,877
Series 2021-11, Class IO	1.020	12-16-62	22,936,841	1,620,864
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-3, Class IO	0.867	09-16-62	36,606,536	$2,362,622
Series 2021-40, Class IO	0.824	02-16-63	7,007,755	447,050
Series 2022-181, Class IO	0.715	07-16-64	7,162,609	529,101

Series 2022-21, Class IO	0.783	10-16-63	6,857,828	443,033
Asset backed securities 11.2%				$266,410,374
(Cost $296,330,790)
Asset backed securities 11.2%				266,410,374
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	3,397,000	3,115,280
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	5,352,000	4,660,900
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	3,171,000	3,082,794
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	3,281,000	2,993,009
Series 2020-SFR4, Class A (A)	1.355	11-17-37	1,011,000	904,858
Series 2021-SFR1, Class B (A)(D)	2.153	06-17-38	2,695,000	2,280,467
Series 2021-SFR4, Class A (A)	2.117	12-17-38	572,000	507,047
Apex Credit CLO, Ltd.
Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) (A)(C)	5.869	10-20-31	5,050,000	4,981,492
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-05-49	3,930,300	3,814,730
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	1,123,360	996,869
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	3,693,300	3,206,032
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (A)	2.360	03-20-26	3,497,000	3,289,639
Series 2020-1A, Class A (A)	2.330	08-20-26	2,588,000	2,402,976
Balboa Bay Loan Funding, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.200%) (A)(C)	6.008	07-20-34	1,277,000	1,254,020
Barings CLO, Ltd.
Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (A)(C)	5.608	01-20-28	1,671,119	1,664,729
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,904,333	3,358,280
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	903,999	853,100
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (A)(C)	5.912	07-15-32	1,620,000	1,599,062
CarMax Auto Owner Trust
Series 2022-4, Class A3	5.340	08-16-27	2,805,000	2,811,889
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	3,062,559	2,876,092
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,727,352	3,337,414
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,399,605	2,952,430
Chase Auto Credit Linked Notes
Series 2021-3, Class B (A)	0.760	02-26-29	1,106,199	1,048,694
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	4,015,661	3,493,373
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	3,275,694	2,813,184
Series 2022-1A, Class A (A)	2.720	01-18-47	2,243,904	1,939,495
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	5,539,000	4,919,237
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,501,000	2,190,457
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,451,600	1,348,044
Series 2021-1A, Class A2I (A)	2.045	11-20-51	5,908,213	5,157,338
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	$3,258,976
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	4,050,800	3,794,133
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,287,190	1,144,174
Series 2021-1A, Class A2I (A)	2.662	04-25-51	2,705,805	2,317,027
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	1,238,250	1,175,914
Series 2020-2A, Class A2 (A)	3.237	01-20-51	2,613,660	2,224,395
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,287,388	2,680,427
Eaton Vance CLO, Ltd.
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) (A)(C)	6.492	01-15-35	2,210,000	2,170,468
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	764,262	709,298
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (A)(C)	6.032	04-15-33	2,627,000	2,603,591
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	1,083,018	1,063,357
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	2,501,111	2,230,954
Series 2021-SFR1, Class A (A)	1.538	08-17-38	1,906,354	1,665,294
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	3,686,287
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	2,377,790	2,294,672
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	2,744,000	2,507,399
Series 2021-1A, Class A2 (A)	2.773	04-20-29	2,612,000	2,390,694
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 1.640%) (A)(C)	6.448	07-20-31	2,631,000	2,594,426
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,275,000	2,059,872
Hilton Grand Vacations Trust
Series 2017-AA, Class A (A)	2.660	12-26-28	548,564	542,175
Series 2018-AA, Class A (A)	3.540	02-25-32	499,780	482,591
Home Partners of America Trust
Series 2021-2, Class A (A)	1.901	12-17-26	1,093,905	964,333
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,661,000	1,437,186
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	3,875,000	3,886,560
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	883,960	787,824
Series 2022-1A, Class A2I (A)	3.445	02-26-52	3,047,800	2,692,698
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (A)	2.730	10-25-48	265,216	257,336
Marathon CLO X, Ltd.
Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) (A)(C)	5.864	11-15-29	2,905,051	2,879,103
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	4,667,000	4,338,950
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	873,886	848,495
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (A)	3.910	12-15-45	431,567	417,367
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (A)	2.640	05-15-68	1,160,030	1,091,189
Series 2019-FA, Class A2 (A)	2.600	08-15-68	1,163,336	1,069,901
Series 2020-BA, Class A2 (A)	2.120	01-15-69	2,058,310	1,859,485
Series 2020-GA, Class A (A)	1.170	09-16-69	2,026,566	1,800,175
Series 2020-HA, Class A (A)	1.310	01-15-69	2,486,310	2,257,721
Series 2021-A, Class A (A)	0.840	05-15-69	2,462,063	2,135,754
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	1,751,013	$1,466,738
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,706,175	3,867,629
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,967,130	1,589,032
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (A)(C)	6.389	01-20-35	2,563,000	2,509,162
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	4,009,519
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,418,000	1,192,002
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (A)	3.844	12-25-25	633,455	584,093
Series 2021-FHT1, Class A (A)	3.104	07-25-26	680,737	601,666
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (A)(C)	5.952	07-15-34	3,831,000	3,754,338
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (A)(C)	6.012	10-15-34	2,150,000	2,101,786
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (A)(C)	5.958	10-20-34	1,573,000	1,547,055
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	545,455	541,702
Series 2020-1A, Class A2 (A)	3.101	02-15-28	1,325,262	1,310,528
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	6,701,499	5,930,687
Series 2021-SFR5, Class A (A)	1.427	07-17-38	4,733,034	4,124,252
Series 2021-SFR8, Class B (A)	1.681	10-17-38	1,602,000	1,379,421
SCF Equipment Leasing LLC
Series 2019-2A, Class C (A)	3.110	06-21-27	4,200,000	3,982,130
Series 2021-1A, Class B (A)	1.370	08-20-29	2,386,000	2,154,548
Series 2022-2A, Class A3 (A)	6.500	10-21-30	4,450,000	4,482,339
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,473,935	1,998,477
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	3,495,230	3,240,746
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (A)	3.200	01-20-36	257,998	249,250
Series 2021-1A, Class A (A)	0.990	11-20-37	1,432,029	1,327,345
SMB Private Education Loan Trust
Series 2019-B, Class A2A (A)	2.840	06-15-37	2,289,360	2,126,214
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	1,651,954	1,467,225
Series 2021-A, Class APT2 (A)	1.070	01-15-53	1,015,059	870,283
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (A)	3.090	08-17-48	449,553	421,066
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	3,008,850	2,748,091
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,484,300	2,222,216
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,592,742	2,115,752
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (A)(C)	6.208	01-15-33	3,948,000	3,890,000
Sunbird Engine Finance LLC
Series 2020-1A, Class A (A)	3.671	02-15-45	804,438	654,134
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	5,086,613	4,389,731
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	4,627,945	4,023,248
Series 2021-1A, Class A (A)	1.650	02-20-46	2,036,644	1,707,737
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	3,246,316	2,745,958
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	4,789,748	$4,128,275
Series 2021-1A, Class A (A)	1.860	03-20-46	2,797,533	2,361,720
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	3,330,215	3,183,215
Series 2020-1A, Class A2 (A)	1.645	09-15-45	3,094,000	2,757,247
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,374,000	1,982,815
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	1,114,709	1,013,134
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	3,410,580	2,842,032
VSE VOI Mortgage LLC
Series 2017-A, Class A (A)	2.330	03-20-35	866,531	834,271
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	2,881,125	2,403,080
Westgate Resorts LLC
Series 2022-1A, Class A (A)	1.788	08-20-36	2,437,525	2,301,232
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	663,778	511,754
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	5,578,650	4,826,068
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,134,495	1,766,299

	Shares	Value
Preferred securities 0.0%		$283,917
(Cost $309,384)
Financials 0.0%		283,917
Banks 0.0%
Wells Fargo & Company, 7.500%	238	283,917

	Yield (%)	Shares	Value
Short-term investments 4.1%			$97,710,867
(Cost $97,705,002)
Short-term funds 4.1%			97,710,867
John Hancock Collateral Trust (E)	4.5832(F)	9,775,486	97,710,867

Total investments (Cost $2,670,213,826) 102.9%	$2,460,460,022
Other assets and liabilities, net (2.9%)	(69,150,307)
Total net assets 100.0%	$2,391,309,715

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $587,626,334 or 24.6% of the fund’s net assets as of 2-28-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

(F)	The rate shown is the annualized seven-day yield as of 2-28-23.
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	109	Long	Jun 2023	$13,694,801	$13,648,844	$(45,957)
						$(45,957)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$1,130,941,794	—	$1,130,941,794	—
Foreign government obligations	3,019,200	—	3,019,200	—
Corporate bonds	717,373,423	—	717,373,423	—
Municipal bonds	17,581,509	—	17,581,509	—
Collateralized mortgage obligations	227,138,938	—	227,138,938	—
Asset backed securities	266,410,374	—	266,410,374	—
Preferred securities	283,917	$283,917	—	—
Short-term investments	97,710,867	97,710,867	—	—
Total investments in securities	$2,460,460,022	$97,994,784	$2,362,465,238	—
Derivatives:
Liabilities
Futures	$(45,957)	$(45,957)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	9,775,486	$819,881	$946,499,066	$(849,567,315)	$(46,579)	$5,814	$1,918,940	—	$97,710,867
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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